Summary of Significant Accounting Policies - Summary of Movement In Deferred Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disaggregation Of Revenue [Line Items]
Beginning balance	₨ 1,899	$ 25.2
Increased as a result of additional cash received against VGF	385	5.1	₨ 414
Deferred revenue recognized	73	1.0	84
Amount recognized into revenue	(118)	(1.6)	(99)
Ending balance	₨ 2,239	$ 29.7	1,899
ASC 606 [Member]
Disaggregation Of Revenue [Line Items]
Beginning balance			₨ 1,500